UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 Aug 12, 2007

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $2,257,448


List of Other Included Managers: N/A

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FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE

Avx Corp. New              COM       002444107       2,490.07              14,875    SH              SOLE         14,875
Bausch & Lomb Inc          COM       071707103     144,438.31             101,082    SH              SOLE         101,082
Boeing Company             COM       097023105     127,507.84             117,759    SH              SOLE         117,759
Boston Scientific Corp     COM        101137107    105,421.08             128,926    SH              SOLE         128,926
Bristol-Myers Squibb Co ComCOM        110122108      2,178.27               6,902    SH              SOLE         6,902
Chesapeake Energy Corp #   COM        165167107    131,665.12             132,600    SH              SOLE         132,600
Chevron Corp Com           COM        166764100      2,309.02               2,741    SH              SOLE         2,741
Conseco Inc New            COM NEW    208464883     24,599.86             159,830    SH              SOLE         159,830
Cypress Semiconductor Corp COM        232806109    134,762.23             160,525    SH              SOLE         160,525
Walt Disney Co             COM DISNEY 254687106    111,584.15             174,406    SH              SOLE         174,406
Earthlink Inc              COM        270321102     13,961.80             184,208    SH              SOLE         184,208
Freddie Mac                COM        313400301     97,016.60             186,905    SH              SOLE         186,905
General Motors Corp        COM        370442105    105,455.29             208,004    SH              SOLE         208,004
Intel Corp                 COM        458140100      2,095.63               8,820    SH              SOLE         8,820
Maui Land Pineapple Co.    COM        577345101     58,960.83             210,677    SH              SOLE         210,677
National Oilwell Varco In  COM        637071101     68,762.96              65,966    SH              SOLE         65,966
Pfizer Inc                 COM        717081103     94,018.28             213,354    SH              SOLE         213,354
Qualcomm Inc               COM        747525103     20,120.81              46,372    SH              SOLE         46,372
Questar Corp               COM        748356102    111,342.77             215,782    SH              SOLE         215,782
Rowan Companies Inc        COM        779382100    117,045.30             250,000    SH              SOLE         250,000
Schering-Plough Corp       COM        806605101    121,544.66             278,982    SH              SOLE         278,982
Sony Corp Adr New          ADR NEW    835699307    110,847.14             285,616    SH              SOLE         285,616
Sprint Nextel Corp         COM FON    852061100     75,031.98             326,843    SH              SOLE         326,843
Sun Microsystems Inc       COM        866810104    107,249.66             362,298    SH              SOLE         362,298
Sycamore Networks Inc.     COM        871206108      1,728.59              42,893    SH              SOLE         42,893
Tejon Ranch Co             COM        879080109      2,806.70               6,350    SH              SOLE         6,350
Tellabs Inc Com            COM        879664100      2,493.63              23,175    SH              SOLE         23,175
Union Pacific Corp         COM        907818108     27,365.36              23,765    SH              SOLE         23,765
Wachovia Corp (2nd New)    COM        929903102    109,344.05             367,690    SH              SOLE         367,690
Washington Mutual Inc      COM        939322103     90,031.62             380,535    SH              SOLE         380,535
Williams Companies Inc     COM        969457100     58,246.57             399,293    SH              SOLE         399,293
Embarq Corp                COM       29078E105       5,305.97               8,373    SH              SOLE         8,373
Ncr Corp New               COM       62886E108      53,108.48             578,627    SH              SOLE         578,627
At&t Inc                   COM       00206R102      12,811.80              30,872    SH              SOLE         30,872
Citadel Broadcsting Corp   COM       17285t106       1,605.01              24,884    SH              SOLE         24,884
Cycomm Intl Inc (wy) FormerCOM       23255B208           0.00              98,000    SH              SOLE         98,000
Exxon Mobil Corp Com       COM       30231G102       6,241.21               7,441    SH              SOLE         7,441
3m Company                 COM       88579Y101     111,894.63             235,100    SH              SOLE         235,100
Verizon Communications     COM       92343V104      29,884.89              72,589    SH              SOLE         72,589


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